Trade and other receivables	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Trade and other receivables	Trade and other receivables:

	December 31, 2023	December 31, 2022
Trade accounts receivable	$37,490	$25,812
Other receivables	7,806	10,103
Contract assets	13,269	12,781
	$58,565	$48,696
Contract assets
Contract assets primarily relate to the Corporation's rights to consideration for work completed but not billed as at December 31, 2023 for engineering services and technology transfer services.

Contract assets	December 31, 2023
At January 1, 2023	$12,781
Additions to contract assets	8,435
Invoiced during the year	(7,947)
At December 31, 2023	$13,269

Information about the Corporation's exposure to credit and market risks, and impairment losses for trade receivables and contract assets is included in note 32.